Other disclosures	12 Months Ended
Dec. 31, 2024
Other disclosures
Other disclosures

(21) Other disclosures

German law in accordance with the European Directives on Accounting and the Corporate Governance Codex requires the following additional disclosures.

a) Number of Employees

As of December 31, 2024, the Company employed 4,827 individuals worldwide (December 31, 2023: 5,061). In 2024, a total of 3,909 employees worked in operations (2023: 4,118), and 918 worked in sales and administration (2023: 943). The decrease is due to a headcount reduction as part of the reorganization in the second half of the year.

b) Corporate Governance Code

According to Sec 161 AktG, the Management Board and Supervisory Board issued statement of compliance with regard to the German Corporate Governance Code. This statement has been made accessible to the Company’s shareholders in the ‘Invest’ section on Evotec’s website (https://www.evotec.com/en/sustainability/governance).

(c) Consolidated subsidiaries and equity investees

Information below shows Evotec’s direct and indirect voting rights in their subsidiaries and other investments. Evotec’s direct and indirect voting rights in dormant companies are not included.

2024
Company’s
voting
rights
%
Subsidiaries
Aptuit Global LLC, Princeton, USA	100
Aptuit (Verona) SRL, Verona, Italy	100
Aptuit (Oxford) Ltd., Abingdon, UK	100
Aptuit (Potters Bar) Ltd., Abingdon, UK	100
Cyprotex Discovery Ltd., Manchester, UK	100
Cyprotex Ltd., Manchester, UK	100
Cyprotex US, LLC., Framingham, USA	100
Evotec (France) SAS, Toulouse, France	100
Evotec ID (Lyon) SAS, Marcy l’Étoile, France	100
Evotec (Hamburg) GmbH, Hamburg, Germany	100
Evotec GT GmbH, Orth an der Donau, Austria	100
Evotec (India) Private Limited, Thane, India*	100
Evotec International GmbH, Hamburg, Germany	100
Evotec (UK) Ltd., Abingdon, UK	100
Evotec (US), Inc., Princeton, USA	100
Just - Evotec Biologics, Inc., Seattle, USA	100
Just - Evotec Biologics EU SAS, Toulouse, France	100
Evotec (Modena) Srl, Medolla, Italy	100
NephThera GmbH, Hamburg, Germany	100
Evotec Asia Pte. Ltd., Shenton, Singapore	100

2024
Company’s
voting
rights
%
Associates
Breakpoint Therapeutics GmbH, Hamburg, Germany	34.03
Centauri Therapeutics Ltd., Cheshire, UK	19.37
Dark Blue Therapeutics Ltd., Oxford, UK	22.45
EIR Biotherapies S.r.l., Mirandola (MO), Italy	39.66
Eternygen GmbH, Berlin, Germany*	24.97
Quantro Therapeutics GmbH, Vienna, Austria	38.79
TAG Therapeutics GmbH, Vienna, Austria	20.16
Topas Therapeutics GmbH, Hamburg, Germany	23.86

Other Investments
Aeovian Pharmaceuticals Inc., San Francisco, USA	3.32
ArgoBio SAS, Paris, France	8.87
Aurobac Therapeutics SAS, Lyon, France	12.50
Autobahn Labs, LLC, Palo Alto, CA USA	10.53
Blacksmith Medicines Inc., San Diego, CA USA	17.97
Cajal Neuroscience Inc., Seattle, USA	1.58
Carma Fund I, Munich, Germany	10.00
Carrick Therapeutics Inc., Boston, USA	2.86
Celmatix Inc., New York, USA	7.38
Curie Bio LLC, Boston, USA	0.11
Curie Bio Seed Fund I LP, Boston, USA	2.83
Extend S.r.l., Rome, Italy	10.00
Fibrocor LLP, Toronto, Canada	16.26
Fibrocor Therapeutics, Inc., Toronto, Canada	8.37
IMIDomics Inc., San Rafael, CA, USA	6.68
Immunitas Therapeutics Inc.*, Waltham, USA	5.48
Leon Nanodrugs GmbH, Munich, Germany	10.93
Mission BioCapital V LP, Cambridge, USA	3.64
OxVax Ltd., Oxford, UK*	15.33
Pluristyx Inc., Seattle, USA	5.86
Sernova Corp., Ontario, Canada	4.77
Verto Therapeutics Inc., Boston, USA	5.64
Tubulis GmbH, Munich, Germany	8.10
*	in liquidation

The former Evotec (München) GmbH, Martinsried, Germany was merged with Evotec International GmbH, Hamburg, Germany. The former Evotec Drug Substance (Germany) GmbH, Halle, Germany was sold to an external investor. Further information regarding this transaction can be found in note 13.

Associates and joint ventures are accounted for using the equity method.

In Q1 2024, Evotec’s share in Autobahn Labs, LLC, Palo Alto, CA USA was diluted and the corresponding investment is no longer accounted for using the equity method and measured at fair value according to IFRS 9.

The Group’s investments in subsidiaries, associates and joint ventures are not hedged as these currency positions are considered to be long-term in nature.

(d) Management Board

Dr Christian Wojczewski, Chemist, Munich, Germany (Chief Executive Officer, since July 2024)

Dr Mario Polywka, Chemist, Oxfordshire, United Kingdom (Interim Chief Executive Officer, from January 2024 until June 2024)

Dr Werner Lanthaler, Business Executive, Hamburg, Germany (Chief Executive Officer, Chairperson of the Board until January, 2024),

Dr Cord Dohrmann, Biologist, Göttingen, Germany (Chief Scientific Officer),

Laetitia Rouxel, Business Executive, Clarens, Switzerland (Chief Financial Officer, until February 2025),

Paul Hitchin, Business Executive, Amsterdam, Netherlands (Chief Financial Officer, since March 2025),

Aurélie Dalbiez, Business Executive, Munich, Germany, (Chief People Officer, since June 2024),

Dr Craig Johnstone, Business Executive, Castillon-Savès, France (Chief Operating Officer, until December 2024) and

Dr Matthias Evers, Biochemist / Business Executive, Hamburg, Germany (Chief Business Officer, until September 2024).

The remuneration granted to the members of the Management Board for the financial years 2024 and 2023 are shown below:

in k€	2024	2023
Short-term employee benefits	4,238	3,685
Termination benefits	1,360	—
Stock-based compensation	(2,231)	3,611
Total Remuneration	3,367	7,296

The Members of the Management Board who hold additional memberships in supervisory boards and memberships in comparable governing bodies of enterprises are listed below.

Dr Mario Polywka
Non- Executive Director:
Blacksmith Medicines Inc, San Diego/USA (not listed)
C4X Discovery Holdings PLC, Manchester/UK (listed on the London Stock Exchange) (until January 2024)
Exscientia plc (now Recursion Inc.), Oxford/UK (listed on the NASDAQ) (until December 2024)
Orbit Discovery Limited, Oxford/UK (listed on the NASDAQ)

Dr Cord Dohrmann
Member of the Supervisory Board:
Eternygen GmbH, Berlin/DE* (not listed)
Breakpoint Therapeutics, Hamburg/DE* (not listed)

* Associated company of Evotec

Dr Matthias Evers
Non - Executive Member of the Board of Directors:
Angelini Ventures S.p.A., Rome/Italy (not listed)
IMIDomics Inc., San Rafel, CA/U.S.A. (not listed) (since September 2024)

Founder/CEO
Elbbridge GmbH, Hamburg/Germany (since September 2024)

(e) Supervisory Board

Prof. Dr Iris Löw-Friedrich, Member of the Management Board (Chief Medical Officer) of UCB S.A. (until July 2024) (listed on the Euronext Brussels/BE); Chairwoman of the Supervisory Board and Chairwomen of the Remuneration and Nomination Committee.

Roland Sackers, Chief Financial Officer and Managing Director of QIAGEN N.V. (listed on the Frankfurt Stock Exchange, Swiss Exchange, New York Stock Exchange and Luxembourg Stock Exchange); Vice Chairman of the Supervisory Board and Chairman of the Audit and Compliance Committee.

Camilla Macapili Languille, Deputy CEO, Mubadala Direct Investments (not listed); Member of the Supervisory Board.

Wesley Wheeler, CEO of LabConnect; Member of the Supervisory Board (since June 2024):

Dr Elaine Sullivan, Non-executive Director and Independent consultant; Member of the Supervisory Board (until June 2024).

Dr Constanze Ulmer-Eilfort Partner in the law firm Peters, Schönberger & Partner (not listed); Member of the Supervisory Board and Chairwoman of the ESG Committee.

Dr Duncan McHale, Co-founder and Director of Weatherden Ltd. (not listed), Member of the Supervisory Board (since June 2024)

The remuneration accrued of the Supervisory Board in the financial year was as follows:

in k€	2024	2023
Total renumeration of the supervisory board	641	520

In the financial years 2024, the compensation per Supervisory Board member amounted to € 65k per year (2023: € 50k). The Chairperson receives € 125k (2023: € 125k) and its deputy € 105k (2023: € 60k) in the financial year 2024. The members of Supervisory Board committees receive € 15k (2023: € 10k) per committee; the chairperson of a committee receives € 30k (2023: € 25k).

In the financial years 2024 and 2023, there was no share-based remuneration.

The Company has a Directors and Officers liability insurance for the members of the Management Board, the Supervisory Board, its senior management and the directors of the subsidiary companies. An appropriate deductible has been agreed for the members of the Supervisory Board.

The members of the Supervisory Board and their additional memberships in supervisory boards and members in comparable governing bodies of enterprises according to Sec 125 (1) sentence 5 AktG are listed in the following:

Prof. Dr. Iris Löw-Friedrich
Chair of the Company / Supervisory Board:
Celosia Therapeutics Pty Ltd., New South Wales/AU (not listed)

Member of the Supervisory Board:
Fresenius SE & Co. KGaA, Bad Homburg/DE (listed on the Frankfurt, Düsseldorf and Munich Stock Exchange)

Roland Sackers
Member of the Board of Directors:
Bio Deutschland e.V., Berlin/DE (not listed)

Dr. Elaine Sullivan
Member of the Supervisory Board/Observer: (since November 2023; application for election to the Board of Directors in 2024):
Zealand Pharma A/S, Søborg/DK (listed on the NASDAQ Copenhagen) (since December 2023)

Non-executive Director:
Active Biotech AB, Lund/SE (listed on the NASDAQ OMX Nordic Exchange Stockholm)
(until May 2023)
Nykode Therapeutics ASA, Oslo/NO (listed on the Oslo Stock Exchange)
IP Group plc, London/UK (listed on the London Stock Exchange)
hVIVO plc (formerly Open Orphan plc), London/UK (listed on the London AIM and Euronext Growth Stock Exchange) (until May 2023)

Dr. Constanze Ulmer-Eilfort
Member of the Supervisory Board:
Affimed NV, Mannheim/Germany (listed on the NASDAQ New York)

Member of the Advisory Board:
Proxygen GmbH, Vienna/AT (not listed)
Dr Duncan McHale

Wesley Wheeler
Director of the Board:
Envirotainer A/S, Stockholm/SE (not listed)
Argenta Holdco Limited, London/UK (not listed)

Non-executive Director:
Mallinckrodt Pharmaceuticals, Dublin/IRL (since April 2024) (not listed; formerly listed on the NASDAQ)

Camilla Macapili Languille
Member of the Board of the Directors:
Globalfoundries Inc., New York/USA (listed on NASDAQ New York)
PCI Pharma Services, Philadelphia/USA (not listed)